Line of Credit and Notes Payable - Equity Financing (Details) - USD ($)		6 Months Ended
	Nov. 21, 2023	Jun. 30, 2024	Jun. 24, 2024	Mar. 28, 2024
Line of Credit and Notes Payable
Principal balance of promissory note				$ 224,000
Conversion price (in dollars per share)	$ 10.00	$ 2.00
ELOC
Line of Credit and Notes Payable
Maximum value of shares agreed to be purchased	$ 50,000,000
Period to purchase the shares agreed	36 months
Period agreed to file a resale registration statement	45 days
Period within which registration statement shall be declared effective	30 days
Maximum consecutive days for suspension for use of resale registration statement	90 days
Maximum calendar year days for suspension for use of resale registration statement	120 days
Principal balance of promissory note	$ 500,000		$ 500,000
Conversion price (in dollars per share)	$ 10
Fair Value		$ 638,321	$ 694,512
Change in fair value		$ 56,191
ELOC | Stock Price Drops Below 2 Dollars
Line of Credit and Notes Payable
Conversion price (in dollars per share)	$ 2